PAYDEN FUNDS

Payden Emerging Markets Bond Fund – Investor Class

Supplement dated November 1, 2011 to Prospectus dated February 28, 2011

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Payden & Rygel serves as investment adviser to the Payden Emerging Markets Bond Fund (the “Fund”). Cristina Panait, who was a Portfolio Manager for the Fund, retired from Payden & Rygel and the investment management industry on October 7. 2011. Kristin Ceva, Managing Principal of Payden & Rygel, who has been with the firm fourteen years, continues as a Portfolio Manager for the Fund. Nigel Jenkins, a Principal of Payden & Rygel, and Arthur Hovsepian, a Senior Vice President of the firm, both of whom have been members of the investment management team for the Fund, are now also Portfolio Managers for the Fund. Mr. Jenkins has been with the firm for six years, and Mr. Hovsepian has been with the firm for seven years.

PAYDEN FUNDS

Payden Emerging Markets Bond Fund – Adviser Class

Supplement dated November 1, 2011 to Prospectus dated February 28, 2011

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Payden & Rygel serves as investment adviser to the Payden Emerging Markets Bond Fund (the “Fund”). Cristina Panait, who was a Portfolio Manager for the Fund, retired from Payden & Rygel and the investment management industry on October 7. 2011. Kristin Ceva, Managing Principal of Payden & Rygel, who has been with the firm fourteen years, continues as a Portfolio Manager for the Fund. Nigel Jenkins, a Principal of Payden & Rygel, and Arthur Hovsepian, a Senior Vice President of the firm, both of whom have been members of the investment management team for the Fund, are now also Portfolio Managers for the Fund. Mr. Jenkins has been with the firm for six years, and Mr. Hovsepian has been with the firm for seven years.